Liabilities Subject to Compromise - 10K (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Liabilities Subject to Compromise [Abstract]
Liabilies subject to compromise

As of March 31, 2016 and December 31, 2015, Liabilities Subject to Compromise consisted of the following:

	March 31, 2016		December 31, 2015
Accounts payable - pre-petition	833,769		834,219
Accrual- PharmAthene Litigation	208,303,850	(1)	205,400,068	(1)
Other accrued expenses - pre-petition	737,883		737,883
Total	$209,875,502		$206,972,170
(1)	Includes a $3.2 million accrual at March 31, 2016 and December 31, 2015 for reimbursement of PharmAthene attorney’s fees and expert fees, against which there is a $2.7 million surety bond that has cash collaterization of $1.3 million. On April 12, 2016, the Company paid PharmAthene $5 million pursuant to the POR.

As of December 31, 2015 and 2014, Liabilities Subject to Compromise consisted of the following:

	December 31, 2015	December 31, 2014
Deferred revenue	$—	$203,696,194
Accounts payable - pre-petition	834,219	3,502,607
Accrual - PharmAthene Litigation	205,400,068	191,046,416	(1)
Other accrued expenses - pre-petition	737,883	794,750
Total	$206,972,170	$399,039,967

Reorganization items

Reorganization Items, net:

Reorganization items reflect expenses in connection with the chapter 11 case. For the three and three months ended March 31, 2016 and 2015, reorganization items consisted of the following:

	Three months ended March 31,
	2016	2015
Legal fees	$1,677,945	$1,201,792
Professional fees	1,698,228	564,496
Trustee fees	13,000	13,000
Other	—	2,537
Total	$3,389,173	$1,781,825

Reorganization Items, net:

As of December 31, 2015 and 2014, reorganization items consisted of the following:

	December 31, 2015	December 31, 2014
Legal fees	$5,719,052	$1,806,701
Professional fees	2,027,827	225,360
Trustee fees	59,000	17,875
Other	5,672	76,600
Total	$7,811,551	$2,126,536